Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Percentage basis of funds on deposit for interest income recognition (in hundredths)	100.00%
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)	80.00%
MS&Co flat rate monthly brokerage fee on net assets (in hundredths)	0.50%
MS&Co flat rate annual brokerage fee on net assets (in hundredths)	6.00%
Limited partners unit that can be redeemed (in hundredths)	100.00%
Whole units required per redemption (in units)	100
Litigation Settlement [Abstract]
Settlement award payment		$ 80
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)	80.00%
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)	100.00%